UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1013
1.820817.108

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Specialized High Income Central Fund	4.58%	9.61%	7.62%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid return for the 12 months ending August 31, 2013, but encountered volatility during the last four months of the period. For the year, The BofA Merrill LynchSM US High Yield Constrained Index gained 7.55%. Prior to May, high yield had enjoyed a strong multiyear run, buoyed by a low default rate, strong investor demand for yield within a very low interest rate environment, a modestly improving U.S. economy, solid corporate business fundamentals and unprecedented monetary support from central banks worldwide. However, in late May, U.S. Federal Reserve Chairman Ben Bernanke indicated the central bank was considering tapering its monetary stimulus program (quantitative easing). In response, U.S. Treasury yields spiked and investors withdrew assets from high-yield bond funds. June brought with it continued volatility due to uncertainty about future Fed policy, but this concern abated in July and the backdrop stabilized. The calm proved to be short-lived, however. In August, economic optimism sparked renewed questions about how long the Fed would maintain its accommodative stance, as speculation swirled about who would replace Bernanke when his term expires at the end of January 2014. Other factors spooking the markets included possible military action in Syria and fears about a pending debt-ceiling battle in Congress.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund: For the year, the fund returned 4.58%, underperforming The BofA Merrill LynchSM BB US High Yield Constrained Index, which gained 4.94%. A substantial underweighting in banks/thrifts hurt the fund's performance relative to the index, including not owning outperforming index components Lloyds Banking and Royal Bank of Scotland from the United Kingdom and France's Credit Agricole. The fund's positioning in automotive/auto parts and metals/mining also detracted, with an out-of-benchmark position in auto-parts supplier Federal-Mogul - not held at period end - and an overweighting in Utah-based mineral exploration company Boart Longyear detracting. I significantly reduced the fund's allocation to automotive/auto parts during the period. An overweighting in speech recognition software provider Nuance Communications also was a negative, as was the fund's cash position - held for liquidity purposes - and a small allocation to floating-rate bank debt, as this asset class underperformed. On the plus side, security selection in energy and utilities proved helpful. Overweighted positions in oil/gas equipment services firm Exterran Holdings and independent oil and gas company Chesapeake Energy, and timely ownership of global power generation firm InterGen - which was not held at period end - were the top three contributors versus the index. Not owning underperforming telecommunications company and index component CenturyTel - now known as CenturyLink - also was a positive, as was timely positioning in index component Delta Air Lines.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.0020%	$ 1,000.00	$ 999.70	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.20	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.5	3.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.5	3.5
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3	4.4
Chesapeake Energy Corp.	3.2	3.4
Exterran Holdings Inc.	2.4	1.9
	15.9
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	15.7	16.0
Diversified Financial Services	10.0	9.6
Electric Utilities	9.7	11.3
Cable TV	5.8	6.3
Technology	5.6	2.7
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
BBB 3.1%	BBB 4.1%
BB 64.4%	BB 68.4%
B 25.9%	B 21.7%
Not Rated 0.0%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Nonconvertible Bonds 92.7%		Nonconvertible Bonds 92.5%
	Floating Rate Loans 0.7%		Floating Rate Loans 2.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.6%		Short-Term Investments and Net Other Assets (Liabilities) 5.4%
* Foreign investments	18.5%	** Foreign investments	14.8%

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.7%
	Principal Amount	Value
Aerospace - 0.7%
GenCorp, Inc. 7.125% 3/15/21 (c)	$ 220,000	$ 230,450
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	905,000	977,400
Triumph Group, Inc. 4.875% 4/1/21	1,425,000	1,396,500
		2,604,350
Air Transportation - 2.4%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	619,191	678,014
5.5% 4/29/22	950,000	939,313
6.75% 9/15/15 (c)	1,195,000	1,235,331
9.25% 5/10/17	270,467	296,161
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (c)	1,273,173	1,330,466
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17	690,000	715,875
6.75% 5/23/17	690,000	719,325
8.021% 8/10/22	867,631	945,718
8.954% 8/10/14	280,912	287,935
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,070,701	1,124,237
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,111,722	1,150,632
12% 1/15/16 (c)	163,673	184,951
		9,607,958
Automotive - 0.8%
Dana Holding Corp.:
5.375% 9/15/21	310,000	304,575
6% 9/15/23	310,000	302,250
General Motors Financial Co., Inc.:
3.25% 5/15/18 (c)	1,450,000	1,392,000
4.25% 5/15/23 (c)	195,000	175,500
4.75% 8/15/17 (c)	1,095,000	1,129,219
		3,303,544
Banks & Thrifts - 0.3%
Barclays Bank PLC 7.625% 11/21/22	1,230,000	1,208,475
Broadcasting - 1.0%
AMC Networks, Inc. 4.75% 12/15/22	1,825,000	1,710,938
Sirius XM Radio, Inc. 5.75% 8/1/21 (c)	985,000	965,300
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,240,000	1,215,200
		3,891,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.6%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	$ 4,390,000	$ 4,653,400
6.875% 8/15/18 (c)	2,960,000	3,145,000
Masco Corp. 5.95% 3/15/22	1,175,000	1,227,875
USG Corp. 7.875% 3/30/20 (c)	1,270,000	1,387,475
		10,413,750
Cable TV - 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	5,350,000	5,416,875
7% 1/15/19	7,160,000	7,571,700
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	1,720,000	1,651,200
DISH DBS Corp. 4.25% 4/1/18	970,000	955,450
Lynx I Corp. 5.375% 4/15/21 (c)	625,000	609,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	385,000	362,863
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	4,220,000	4,409,900
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	1,940,000	2,095,200
		23,072,563
Capital Goods - 0.3%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	1,150,000	1,213,250
Chemicals - 1.7%
Ashland, Inc. 3.875% 4/15/18 (c)	595,000	586,075
Axiall Corp. 4.875% 5/15/23 (c)	415,000	384,913
Eagle Spinco, Inc. 4.625% 2/15/21 (c)	185,000	173,900
INEOS Finance PLC 8.375% 2/15/19 (c)	1,155,000	1,264,725
LSB Industries, Inc. 7.75% 8/1/19 (c)	150,000	155,250
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	1,245,000	1,245,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,020,000	1,984,650
Tronox Finance LLC 6.375% 8/15/20 (c)	870,000	830,850
		6,625,363
Consumer Products - 0.1%
First Quality Finance Co., Inc. 4.625% 5/15/21 (c)	420,000	390,600
Containers - 2.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	2,420,000	2,586,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	200,000	213,500
Ball Corp. 4% 11/15/23	2,335,000	2,083,988
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (c)	$ 2,905,000	$ 2,679,863
Sealed Air Corp. 6.5% 12/1/20 (c)	305,000	323,300
		7,887,026
Diversified Financial Services - 10.0%
Aircastle Ltd.:
6.25% 12/1/19	905,000	943,463
6.75% 4/15/17	660,000	699,600
9.75% 8/1/18	1,635,000	1,806,675
CIT Group, Inc.:
4.25% 8/15/17	1,050,000	1,063,125
5% 8/15/22	800,000	756,000
5.25% 3/15/18	1,625,000	1,677,813
5.375% 5/15/20	1,860,000	1,869,300
5.5% 2/15/19 (c)	1,360,000	1,394,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (c)	1,660,000	1,651,700
7.75% 1/15/16	4,500,000	4,663,125
8% 1/15/18	7,050,000	7,420,125
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	460,000	420,900
International Lease Finance Corp.:
3.875% 4/15/18	860,000	821,300
4.625% 4/15/21	510,000	464,100
5.75% 5/15/16	560,000	590,290
5.875% 4/1/19	485,000	491,363
5.875% 8/15/22	775,000	745,938
6.25% 5/15/19	1,815,000	1,869,450
6.75% 9/1/16 (c)	745,000	813,913
8.625% 9/15/15	1,595,000	1,750,513
8.75% 3/15/17	4,135,000	4,688,056
8.875% 9/1/17	1,820,000	2,072,525
SLM Corp.:
8% 3/25/20	455,000	494,813
8.45% 6/15/18	450,000	513,000
		39,681,087
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	805,000	764,750
Electric Utilities - 9.7%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,608,450
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,295,000	2,421,225
Mirant Americas Generation LLC 9.125% 5/1/31	1,845,000	1,937,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Mirant Mid-Atlantic LLC 10.06% 12/30/28	$ 1,792,702	$ 1,945,081
NRG Energy, Inc.:
6.625% 3/15/23	1,625,000	1,612,813
7.625% 1/15/18	3,350,000	3,710,125
NSG Holdings II, LLC 7.75% 12/15/25 (c)	6,535,000	6,763,725
Otter Tail Corp. 9% 12/15/16	1,300,000	1,506,960
Puget Energy, Inc.:
5.625% 7/15/22	1,210,000	1,290,345
6% 9/1/21	1,055,000	1,153,611
6.5% 12/15/20	3,605,000	4,075,247
The AES Corp.:
4.875% 5/15/23	1,400,000	1,284,500
7.375% 7/1/21	5,749,000	6,266,410
		38,575,742
Energy - 15.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,295,000	1,204,350
Chesapeake Energy Corp.:
5.375% 6/15/21	650,000	645,125
6.125% 2/15/21	6,030,000	6,271,200
6.875% 11/15/20	3,450,000	3,734,625
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,053,188
6.125% 7/15/22	1,195,000	1,227,863
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	2,300,000	2,311,500
Denbury Resources, Inc.:
4.625% 7/15/23	3,385,000	3,021,113
6.375% 8/15/21	4,025,000	4,216,188
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,324,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	2,595,000	2,757,188
Exterran Holdings, Inc. 7.25% 12/1/18	9,019,000	9,560,123
Gibson Energy, Inc. 6.75% 7/15/21 (c)	965,000	986,713
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (c)	620,000	592,100
5.875% 4/1/20	310,000	313,875
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	726,000	718,740
Oil States International, Inc. 6.5% 6/1/19	4,435,000	4,678,925
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,810,000	3,076,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Precision Drilling Corp.:
6.5% 12/15/21	$ 100,000	$ 104,500
6.625% 11/15/20	3,830,000	4,031,075
SESI LLC 7.125% 12/15/21	1,290,000	1,396,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (c)	615,000	544,275
5.25% 5/1/23 (c)	2,255,000	2,187,350
6.375% 8/1/22	1,391,000	1,439,685
6.875% 2/1/21	450,000	477,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (c)	245,000	244,388
Western Refining, Inc. 6.25% 4/1/21	175,000	171,500
		60,290,464
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (c)	850,000	860,625
Environmental - 2.8%
Clean Harbors, Inc.:
5.125% 6/1/21	2,075,000	2,017,938
5.25% 8/1/20	2,315,000	2,286,063
Covanta Holding Corp. 7.25% 12/1/20	6,445,000	6,885,812
		11,189,813
Food & Drug Retail - 0.8%
ESAL GmbH 6.25% 2/5/23 (c)	2,435,000	2,179,325
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (c)	1,245,000	1,176,525
		3,355,850
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.5% 6/15/23 (c)	475,000	477,750
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (c)	3,235,000	3,372,488
		3,850,238
Gaming - 1.9%
MCE Finance Ltd. 5% 2/15/21 (c)	3,250,000	2,981,875
PNK Finance Corp. 6.375% 8/1/21 (c)	740,000	738,150
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	1,220,000	1,177,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,620,000	2,587,250
		7,484,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 5.2%
Community Health Systems, Inc. 5.125% 8/15/18	$ 2,035,000	$ 2,080,788
HCA, Inc. 7.875% 2/15/20	330,000	355,988
HealthSouth Corp. 7.25% 10/1/18	2,015,000	2,166,125
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,720,838
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	65,000	69,063
7.5% 2/15/20	255,000	277,313
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,767,000	1,903,943
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	3,300,000	3,415,500
6.875% 12/1/18 (c)	4,790,000	5,077,400
VPI Escrow Corp. 6.375% 10/15/20 (c)	3,645,000	3,704,231
		20,771,189
Homebuilders/Real Estate - 2.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,761,250
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	795,400
4.375% 9/15/22	1,250,000	1,112,500
4.75% 5/15/17	2,140,000	2,193,500
Lennar Corp.:
4.125% 12/1/18 (c)	820,000	779,000
5% 11/15/22 (c)	250,000	229,375
Toll Brothers Finance Corp. 4.375% 4/15/23	1,595,000	1,459,425
		10,330,450
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (c)	235,000	245,575
Leisure - 3.1%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,083,010
NCL Corp. Ltd. 5% 2/15/18 (c)	2,025,000	1,999,688
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,407,069
7.25% 3/15/18	500,000	567,500
7.5% 10/15/27	1,415,000	1,506,975
yankee 7.25% 6/15/16	3,255,000	3,645,600
		12,209,842
Metals/Mining - 3.7%
Alcoa, Inc. 5.4% 4/15/21	2,045,000	2,016,272
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	2,700,000	2,187,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
CONSOL Energy, Inc.:
8% 4/1/17	$ 1,405,000	$ 1,482,275
8.25% 4/1/20	790,000	837,400
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	4,115,000	4,217,875
7% 11/1/15 (c)	1,300,000	1,339,000
New Gold, Inc. 6.25% 11/15/22 (c)	2,885,000	2,762,388
		14,842,210
Paper - 0.9%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (c)	945,000	878,850
7.75% 7/15/17 (c)	2,400,000	2,502,000
		3,380,850
Publishing/Printing - 0.4%
R.R. Donnelley & Sons Co.:
7% 2/15/22	315,000	315,788
7.25% 5/15/18	665,000	736,488
8.25% 3/15/19	655,000	722,138
		1,774,414
Services - 1.7%
Audatex North America, Inc. 6% 6/15/21 (c)	1,000,000	1,012,500
Bankrate, Inc. 6.125% 8/15/18 (c)	315,000	311,456
FTI Consulting, Inc.:
6% 11/15/22	430,000	424,625
6.75% 10/1/20	4,685,000	4,948,531
		6,697,112
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,640,000	2,748,900
Steel - 1.8%
Steel Dynamics, Inc.:
5.25% 4/15/23 (c)	930,000	888,150
6.125% 8/15/19	1,787,000	1,876,350
7.625% 3/15/20	3,925,000	4,239,000
		7,003,500
Super Retail - 1.9%
Best Buy Co., Inc. 5% 8/1/18	3,910,000	3,940,064
Netflix, Inc. 5.375% 2/1/21 (c)	3,390,000	3,406,950
		7,347,014
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 5.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	$ 810,000	$ 749,250
Flextronics International Ltd. 4.625% 2/15/20	3,050,000	2,966,125
IAC/InterActiveCorp 4.75% 12/15/22	2,905,000	2,679,863
NCR Corp. 4.625% 2/15/21	2,380,000	2,266,950
Nuance Communications, Inc. 5.375% 8/15/20 (c)	6,042,000	5,755,005
Seagate HDD Cayman 4.75% 6/1/23 (c)	2,930,000	2,702,925
SoftBank Corp. 4.5% 4/15/20 (c)	1,970,000	1,862,517
VeriSign, Inc. 4.625% 5/1/23 (c)	2,390,000	2,234,650
Viasystems, Inc. 7.875% 5/1/19 (c)	920,000	979,800
		22,197,085
Telecommunications - 4.7%
Altice Financing SA 7.875% 12/15/19 (c)	3,915,000	4,132,283
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,700,000	3,468,750
MasTec, Inc. 4.875% 3/15/23	670,000	621,425
MetroPCS Wireless, Inc. 6.25% 4/1/21 (c)	650,000	648,375
NeuStar, Inc. 4.5% 1/15/23	710,000	649,650
Sprint Nextel Corp.:
6% 12/1/16	1,273,000	1,355,554
7% 3/1/20 (c)	1,905,000	2,047,875
9% 11/15/18 (c)	2,225,000	2,597,688
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (c)	2,715,000	2,742,150
TW Telecom Holdings, Inc. 5.375% 10/1/22	400,000	381,000
		18,644,750
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,154,600
The William Carter Co. 5.25% 8/15/21 (c)	1,000,000	1,005,000
		3,159,600
TOTAL NONCONVERTIBLE BONDS (Cost $363,926,188)		367,623,952
Floating Rate Loans - 0.7%
	Principal Amount	Value
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	$ 2,030,000	$ 2,073,239
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	680,000	649,400
Floating Rate Loans - continued
	Principal Amount	Value
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	$ 130,000	$ 131,300
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	35,000	35,133
		815,833
TOTAL FLOATING RATE LOANS (Cost $2,838,667)		2,889,072
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $20,118,992)	20,118,992	20,118,992
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $386,883,847)		390,632,016
NET OTHER ASSETS (LIABILITIES) - 1.5%		5,865,128
NET ASSETS - 100%		$ 396,497,144
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,247,229 or 34.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,195
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 367,623,952	$ -	$ 367,623,952	$ -
Floating Rate Loans	2,889,072	-	2,889,072	-
Money Market Funds	20,118,992	20,118,992	-	-
Total Investments in Securities:	$ 390,632,016	$ 20,118,992	$ 370,513,024	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.5%
Canada	3.5%
Cayman Islands	3.0%
Australia	2.2%
Liberia	1.8%
Austria	1.4%
Bermuda	1.4%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $366,764,855)	$ 370,513,024
Fidelity Central Funds (cost $20,118,992)	20,118,992
Total Investments (cost $386,883,847)		$ 390,632,016
Receivable for investments sold		606,895
Interest receivable		5,842,031
Distributions receivable from Fidelity Central Funds		1,564
Total assets		397,082,506

Liabilities
Payable for investments purchased	$ 583,361
Distributions payable	63
Other payables and accrued expenses	1,938
Total liabilities		585,362

Net Assets		$ 396,497,144
Net Assets consist of:
Paid in capital		$ 392,748,975
Net unrealized appreciation (depreciation) on investments		3,748,169
Net Assets, for 3,826,108 shares outstanding		$ 396,497,144
Net Asset Value, offering price and redemption price per share ($396,497,144 ÷ 3,826,108 shares)		$ 103.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 22,072,062
Income from Fidelity Central Funds		32,195
Total income		22,104,257

Expenses
Custodian fees and expenses	$ 7,384
Independent directors' compensation	2,464
Total expenses before reductions	9,848
Expense reductions	(3,210)	6,638
Net investment income (loss)		22,097,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17,765,974
Change in net unrealized appreciation (depreciation) on investment securities		(22,566,618)
Net gain (loss)		(4,800,644)
Net increase (decrease) in net assets resulting from operations		$ 17,296,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,097,619	$ 29,762,157
Net realized gain (loss)	17,765,974	3,912,442
Change in net unrealized appreciation (depreciation)	(22,566,618)	20,919,497
Net increase (decrease) in net assets resulting from operations	17,296,975	54,594,096
Distributions to partners from net investment income	(21,554,320)	(28,015,990)
Affiliated share transactions Proceeds from sales of shares	167,520,818	-
Reinvestment of distributions	21,504,040	28,015,164
Cost of shares redeemed	(253,187,777)	(10,001,076)
Net increase (decrease) in net assets resulting from share transactions	(64,162,919)	18,014,088
Total increase (decrease) in net assets	(68,420,264)	44,592,194

Net Assets
Beginning of period	464,917,408	420,325,214
End of period	$ 396,497,144	$ 464,917,408
Other Affiliated Information Shares
Sold	1,582,229	-
Issued in reinvestment of distributions	203,038	274,941
Redeemed	(2,392,839)	(101,730)
Net increase (decrease)	(607,572)	173,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 104.86	$ 98.66	$ 98.10	$ 89.24	$ 92.46
Income from Investment Operations
Net investment income (loss) B	6.163	6.937	7.354	7.729	7.598
Net realized and unrealized gain (loss)	(1.387)	5.796	.073	8.103	(4.053)
Total from investment operations	4.776	12.733	7.427	15.832	3.545
Distributions to partners from net investment income	(6.006)	(6.533)	(6.867)	(6.972)	(6.765)
Net asset value, end of period	$ 103.63	$ 104.86	$ 98.66	$ 98.10	$ 89.24
Total Return A	4.58%	13.31%	7.61%	18.23%	4.96%
Ratios to Average Net Assets C, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any E	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions E	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	5.80%	6.82%	7.27%	8.12%	9.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,497	$ 464,917	$ 420,325	$ 437,584	$ 409,729
Portfolio turnover rate D	72%	41%	60%	70%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,540,831
Gross unrealized depreciation	(7,044,974)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,495,857

Tax Cost	$ 386,136,159

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $259,614,843 and $315,063,401, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,464. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $746.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1013
1.861961.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Life of Fund A
Fidelity® High Income Central Fund 2	6.79%	10.85%	10.39%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid return for the 12 months ending August 31, 2013, but encountered volatility during the last four months of the period. For the year, The BofA Merrill LynchSM US High Yield Constrained Index gained 7.55%. Prior to May, high yield had enjoyed a strong multiyear run, buoyed by a low default rate, strong investor demand for yield within a very low interest rate environment, a modestly improving U.S. economy, solid corporate business fundamentals and unprecedented monetary support from central banks worldwide. However, in late May, U.S. Federal Reserve Chairman Ben Bernanke indicated the central bank was considering tapering its monetary stimulus program (quantitative easing). In response, U.S. Treasury yields spiked and investors withdrew assets from high-yield bond funds. June brought with it continued volatility due to uncertainty about future Fed policy, but this concern abated in July and the backdrop stabilized. The calm proved to be short-lived, however. In August, economic optimism sparked renewed questions about how long the Fed would maintain its accommodative stance, as speculation swirled about who would replace Bernanke when his term expires at the end of January 2014. Other factors spooking the markets included possible military action in Syria and fears about a pending debt-ceiling battle in Congress.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Central Fund 2: For the year, the fund returned 6.79%, lagging the BofA Merrill Lynch index. By a wide margin, the biggest detractor relative to the benchmark was the fund's average cash stake of about 5%, which proved costly in a market in which cash returned close to zero and the high-yield bond market gained roughly 8%. As the period progressed, my view of market conditions became somewhat less cautious. In addition, lower valuations enabled me to find more compelling buying opportunities, so I was comfortable significantly reducing the fund's cash weighting. In terms of security selection, the biggest detractor was college textbook publisher Cengage, which faced a difficult business environment. I gradually reduced and ultimately liquidated the fund's position during the period. An out-of-benchmark equity stake in NewPage, a manufacturer of coated paper, also detracted, as did my decisions to not own U.K. retail bank and index component Lloyds Banking Group and underweight broadcaster Clear Channel Communications. On the positive side, utility TXU added value. Although underweighted in the issuer as a whole, the fund owned the right bonds within the company's capital structure. Other notable contributors were shipping company Navios Maritime and global cement producer CEMEX.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.0020%	$ 1,000.00	$ 1,006.00	$ .01
Hypothetical A		$ 1,000.00	$ 1,025.20	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.7	2.8
HCA, Inc.	1.6	1.6
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.6	1.6
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6	1.5
Ally Financial, Inc.	1.6	1.6
	9.1
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.8	9.2
Telecommunications	7.8	6.4
Healthcare	7.7	7.7
Technology	7.1	7.7
Diversified Financial Services	5.7	5.9
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
BBB 1.5%	BBB 2.6%
BB 25.4%	BB 23.8%
B 50.5%	B 50.1%
CCC,CC,C 13.6%	CCC,CC,C 11.4%
D 0.1%	D 0.0%
Not Rated 1.3%	Not Rated 0.8%
Equities 2.4%	Equities 2.9%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Nonconvertible Bonds 83.8%		Nonconvertible Bonds 81.0%
	Convertible Bonds, Preferred Stocks 2.3%		Convertible Bonds, Preferred Stocks 2.6%
	Common Stocks 0.5%		Common Stocks 0.7%
	Floating Rate Loans 8.1%		Floating Rate Loans 7.2%
	Preferred Securities 0.1%		Preferred Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 8.4%
* Foreign investments	16.2%	** Foreign investments	13.5%

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 84.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 339,575
4.5% 11/15/29 (d)	388,000	427,886
		767,461
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	3,080,000	2,383,150
TOTAL CONVERTIBLE BONDS		3,150,611
Nonconvertible Bonds - 83.8%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	615,000	656,513
GenCorp, Inc. 7.125% 3/15/21 (e)	205,000	214,738
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	829,675
7.125% 3/15/21	890,000	961,200
		2,662,126
Air Transportation - 0.3%
Air Canada 5.375% 11/15/22 (e)	275,000	265,375
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	600,000	553,500
Series 2013-1B Class B, 5.625% 1/15/21 (e)	255,000	246,713
Continental Airlines, Inc. 6.125% 4/29/18 (e)	85,000	86,233
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	885,000	823,050
Class B, 5.375% 5/15/23	365,000	346,750
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	156,163
		2,477,784
Automotive - 2.7%
Affinia Group, Inc. 7.75% 5/1/21 (e)	250,000	256,875
American Axle & Manufacturing, Inc. 6.25% 3/15/21	605,000	615,588
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	338,813
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	917,881
8.25% 6/15/21	1,650,000	1,810,875
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	460,000	464,830
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 330,000	$ 350,625
6.75% 2/15/21	360,000	382,050
Delphi Corp.:
5% 2/15/23	300,000	304,875
5.875% 5/15/19	1,745,000	1,849,700
6.125% 5/15/21	1,165,000	1,272,763
Ford Motor Co.:
6.375% 2/1/29	330,000	355,967
6.625% 2/15/28	230,000	249,577
6.625% 10/1/28	85,000	94,253
7.125% 11/15/25	15,000	17,217
Ford Motor Credit Co. LLC:
5% 5/15/18	1,170,000	1,258,101
5.875% 8/2/21	830,000	902,372
8.125% 1/15/20	1,060,000	1,288,797
General Motors Acceptance Corp. 8% 11/1/31	2,650,000	3,004,438
General Motors Financial Co., Inc.:
2.75% 5/15/16 (e)	850,000	847,875
3.25% 5/15/18 (e)	460,000	441,600
4.25% 5/15/23 (e)	615,000	553,500
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	627,300
Jaguar Land Rover PLC 5.625% 2/1/23 (e)	705,000	678,563
LKQ Corp. 4.75% 5/15/23 (e)	175,000	161,000
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,135,000	1,066,900
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(g)	920,000	956,800
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	208,650
Tenneco, Inc. 7.75% 8/15/18	330,000	353,925
		21,631,710
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
2.9462% 7/18/16 (g)	1,055,000	1,061,689
3.4647% 2/11/14 (g)	365,000	365,051
4.5% 2/11/14	585,000	590,119
5.5% 2/15/17	1,180,000	1,243,872
6.25% 12/1/17	610,000	654,093
7.5% 9/15/20	2,440,000	2,745,000
8% 3/15/20	1,940,000	2,233,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
6.75% 12/1/14	$ 1,193,000	$ 1,252,650
8% 12/31/18	225,000	255,938
8% 11/1/31	725,000	833,750
		11,235,587
Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	250,000	234,375
Clear Channel Communications, Inc.:
10.75% 8/1/16	335,000	290,613
11.25% 3/1/21	675,000	691,875
Sirius XM Radio, Inc.:
4.25% 5/15/20 (e)	450,000	411,750
4.625% 5/15/23 (e)	450,000	397,125
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	671,300
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	975,875
		3,672,913
Building Materials - 4.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	240,000	232,800
Associated Materials LLC 9.125% 11/1/17	3,190,000	3,421,275
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	210,000	215,250
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	598,900
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,880,000	2,072,700
CEMEX Finance LLC:
9.375% 10/12/22 (e)	1,905,000	2,043,113
9.5% 12/14/16 (e)	834,000	884,040
CEMEX SA de CV:
5.2756% 9/30/15 (e)(g)	3,720,000	3,831,600
5.875% 3/25/19 (e)	490,000	472,850
9% 1/11/18 (e)	2,400,000	2,532,000
Gibraltar Industries, Inc. 6.25% 2/1/21	75,000	75,563
HD Supply, Inc.:
7.5% 7/15/20 (e)	1,345,000	1,405,525
11.5% 7/15/20	2,555,000	3,027,675
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,304,975
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	195,000	210,113
Masco Corp.:
5.95% 3/15/22	1,405,000	1,468,225
6.125% 10/3/16	210,000	232,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Masco Corp.: - continued
7.125% 3/15/20	$ 875,000	$ 984,375
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	337,900
Ply Gem Industries, Inc.:
8.25% 2/15/18	2,748,000	2,940,360
9.375% 4/15/17	213,000	224,183
USG Corp.:
7.875% 3/30/20 (e)	750,000	819,375
8.375% 10/15/18 (e)	1,265,000	1,385,175
		31,720,022
Cable TV - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,005,000	901,988
5.25% 3/15/21 (e)	680,000	647,700
5.75% 9/1/23 (e)	615,000	573,488
5.75% 1/15/24	2,245,000	2,082,238
6.5% 4/30/21	2,970,000	3,007,125
6.625% 1/31/22	1,305,000	1,324,575
7% 1/15/19	2,855,000	3,019,163
7.375% 6/1/20	900,000	963,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,960,000	1,955,100
Cogeco Cable, Inc. 4.875% 5/1/20 (e)	435,000	417,600
CSC Holdings LLC:
6.75% 11/15/21	145,000	152,613
8.625% 2/15/19	425,000	488,750
DISH DBS Corp.:
5% 3/15/23	865,000	797,963
5.125% 5/1/20	350,000	338,625
5.875% 7/15/22	230,000	225,400
6.75% 6/1/21	1,312,000	1,367,760
EchoStar Communications Corp. 7.125% 2/1/16	660,000	719,400
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	1,165,000	1,264,025
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	487,500
Lynx II Corp. 6.375% 4/15/23 (e)	300,000	297,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	265,000	262,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	$ 845,000	$ 796,413
7.5% 3/15/19 (e)	210,000	226,800
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,613,675
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	950,400
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	470,250
Virgin Media Finance PLC 4.875% 2/15/22	645,000	580,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	965,000	998,775
		29,930,926
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,207,975
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	351,000
CNH Capital LLC 6.25% 11/1/16	705,000	768,450
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,204,688
General Cable Corp. 5.75% 10/1/22 (e)	1,200,000	1,155,000
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	875,000	901,250
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	905,000	950,250
		7,538,613
Chemicals - 3.9%
Axiall Corp. 4.875% 5/15/23 (e)	245,000	227,238
Celanese U.S. Holdings LLC:
4.625% 11/15/22	600,000	555,000
5.875% 6/15/21	430,000	440,750
6.625% 10/15/18	575,000	613,813
Chemtura Corp. 5.75% 7/15/21	415,000	409,813
Eagle Spinco, Inc. 4.625% 2/15/21 (e)	410,000	385,400
Hexion U.S. Finance Corp.:
6.625% 4/15/20	225,000	222,188
6.625% 4/15/20 (e)	4,490,000	4,433,875
Huntsman International LLC 4.875% 11/15/20	755,000	719,138
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,075,350
8.375% 2/15/19 (e)	455,000	498,225
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	388,960
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	416,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
LSB Industries, Inc. 7.75% 8/1/19 (e)	$ 300,000	$ 310,500
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	3,905,000	4,051,438
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(g)	845,000	861,900
PolyOne Corp. 5.25% 3/15/23 (e)	740,000	708,550
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	1,085,000	1,063,300
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,375,500
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	218,888
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	7,675,000	7,502,313
Tronox Finance LLC 6.375% 8/15/20 (e)	4,120,000	3,934,600
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	375,000	383,438
		30,796,327
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (e)	445,000	414,963
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	234,850
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	200,000	186,000
Libbey Glass, Inc. 6.875% 5/15/20	396,000	423,225
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	220,000	227,700
6.625% 11/15/22 (e)	255,000	261,375
Tempur Sealy International, Inc. 6.875% 12/15/20	395,000	412,281
Wolverine World Wide, Inc. 6.125% 10/15/20 (e)	405,000	420,188
		2,580,582
Containers - 3.5%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	550,000	587,813
9.125% 10/15/20 (e)	1,265,000	1,350,388
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (e)	995,000	957,688
7% 11/15/20 (e)	1,010,000	982,225
7.375% 10/15/17 (e)	200,000	213,500
9.125% 10/15/20 (e)	1,730,000	1,838,125
Ball Corp. 4% 11/15/23	1,960,000	1,749,300
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	520,000	515,190
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	$ 330,000	$ 356,400
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)	220,000	202,950
Graphic Packaging International, Inc.:
4.75% 4/15/21	245,000	235,200
7.875% 10/1/18	425,000	462,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,546,350
6.875% 2/15/21	2,115,000	2,231,325
7.125% 4/15/19	420,000	446,775
7.875% 8/15/19	1,940,000	2,134,000
8.25% 2/15/21	3,370,000	3,327,875
9% 4/15/19	1,140,000	1,177,050
9.875% 8/15/19	1,950,000	2,071,875
Sealed Air Corp.:
5.25% 4/1/23 (e)	955,000	909,638
6.5% 12/1/20 (e)	920,000	975,200
8.125% 9/15/19 (e)	1,405,000	1,559,550
8.375% 9/15/21 (e)	1,560,000	1,764,750
		27,595,355
Diversified Financial Services - 5.3%
Aircastle Ltd.:
6.25% 12/1/19	895,000	933,038
9.75% 8/1/18	900,000	994,500
CIT Group, Inc.:
4.25% 8/15/17	675,000	683,438
5% 5/15/17	2,510,000	2,604,125
5% 8/15/22	675,000	637,875
5.25% 3/15/18	1,815,000	1,873,988
5.375% 5/15/20	1,600,000	1,608,000
5.5% 2/15/19 (e)	915,000	937,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	2,040,000	2,147,100
International Lease Finance Corp.:
5.625% 9/20/13	910,000	910,000
5.75% 5/15/16	835,000	880,165
6.25% 5/15/19	1,830,000	1,884,900
6.625% 11/15/13	1,450,000	1,463,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (e)	$ 2,680,000	$ 2,974,800
8.25% 12/15/20	140,000	155,750
8.625% 9/15/15	4,430,000	4,861,925
8.625% 1/15/22	620,000	699,050
8.75% 3/15/17	3,975,000	4,506,656
8.875% 9/1/17	2,640,000	3,006,300
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (e)	415,000	410,850
Renaissance Acquisition Corp. 6.875% 8/15/21 (e)	2,285,000	2,233,588
SLM Corp.:
5.5% 1/25/23	480,000	437,020
6% 1/25/17	700,000	742,000
7.25% 1/25/22	535,000	547,038
8% 3/25/20	2,405,000	2,615,438
8.45% 6/15/18	965,000	1,100,100
		41,848,569
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	490,000	486,325
6.5% 11/15/22	2,160,000	2,160,000
7.625% 3/15/20	695,000	689,788
7.625% 3/15/20	2,175,000	2,180,438
Lamar Media Corp. 5.875% 2/1/22	430,000	433,225
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	650,750
7.75% 10/15/18	1,125,000	1,223,438
Quebecor Media, Inc. 5.75% 1/15/23	780,000	727,350
WMG Acquisition Corp. 6% 1/15/21 (e)	261,000	267,525
		8,818,839
Electric Utilities - 4.9%
Atlantic Power Corp. 9% 11/15/18	2,320,000	2,314,200
Calpine Corp.:
7.5% 2/15/21 (e)	5,659,000	5,998,540
7.875% 7/31/20 (e)	4,383,000	4,733,640
7.875% 1/15/23 (e)	106,000	113,685
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	405,000	426,769
11% 10/1/21	87,000	93,308
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
12.25% 3/1/22 (e)	$ 2,560,000	$ 2,848,000
GenOn Energy, Inc.:
9.5% 10/15/18	1,780,000	2,011,400
9.875% 10/15/20	2,115,000	2,352,938
InterGen NV 7% 6/30/23 (e)	3,790,000	3,737,888
Mirant Americas Generation LLC:
8.5% 10/1/21	2,965,000	3,157,725
9.125% 5/1/31	1,684,000	1,768,200
NRG Energy, Inc.:
7.625% 5/15/19	415,000	438,863
7.875% 5/15/21	465,000	499,875
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	979,110
Puget Energy, Inc.:
5.625% 7/15/22	585,000	623,845
6% 9/1/21	960,000	1,049,731
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	2,137,450
The AES Corp.:
4.875% 5/15/23	2,195,000	2,013,913
7.375% 7/1/21	1,315,000	1,433,350
8% 10/15/17	217,000	249,550
		38,981,980
Energy - 9.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,295,000	1,204,350
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	487,600
7% 5/20/22	985,000	1,039,175
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	722,800
6.5% 5/20/21	289,000	298,393
Antero Resources Finance Corp. 7.25% 8/1/19	1,390,000	1,459,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (e)	1,750,000	1,557,500
5.875% 8/1/23 (e)	745,000	698,438
6.625% 10/1/20 (e)	415,000	417,075
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	435,000	478,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
3.25% 3/15/16	$ 1,355,000	$ 1,358,388
5.375% 6/15/21	1,800,000	1,786,500
5.75% 3/15/23	865,000	860,675
6.125% 2/15/21	755,000	785,200
6.625% 8/15/20	1,040,000	1,115,400
6.875% 11/15/20	540,000	584,550
9.5% 2/15/15	1,850,000	2,041,938
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	857,963
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	485,000	487,425
Concho Resources, Inc. 5.5% 4/1/23	655,000	635,350
Continental Resources, Inc.:
5% 9/15/22	610,000	616,100
7.125% 4/1/21	380,000	416,100
7.375% 10/1/20	550,000	603,625
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	2,010,000	2,097,938
Denbury Resources, Inc. 8.25% 2/15/20	468,000	514,800
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,537,000	1,537,000
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,016,650
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	572,450
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	919,063
9.375% 5/1/20	1,350,000	1,485,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,287,300
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,125,000	1,125,000
Forest Oil Corp. 7.25% 6/15/19	1,060,000	1,052,050
Gulfmark Offshore, Inc. 6.375% 3/15/22	730,000	739,125
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	734,063
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (e)	1,245,000	1,229,438
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (e)	310,000	306,900
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	3,515,000	3,233,800
6.5% 5/15/19	1,325,000	1,245,500
8.625% 4/15/20	1,335,000	1,341,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	$ 1,345,000	$ 1,223,950
5.5% 2/15/23	370,000	363,525
6.25% 6/15/22	1,016,000	1,061,720
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (e)	210,000	207,900
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,530,000	1,472,625
7.5% 11/1/19	3,445,000	3,582,800
Oil States International, Inc. 6.5% 6/1/19	885,000	933,675
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	429,425
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	420,000	399,000
Pioneer Drilling Co. 9.875% 3/15/18	535,000	578,469
Plains Exploration & Production Co.:
6.5% 11/15/20	995,000	1,059,213
7.625% 4/1/20	960,000	1,045,331
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (e)	895,000	798,788
5.5% 4/15/23	910,000	878,150
6.875% 12/1/18	890,000	954,525
Rosetta Resources, Inc. 5.625% 5/1/21	725,000	699,625
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (e)	675,000	644,625
Samson Investment Co. 10.25% 2/15/20 (e)	1,815,000	1,896,675
SemGroup Corp. 7.5% 6/15/21 (e)	665,000	676,638
SESI LLC 6.375% 5/1/19	1,165,000	1,226,163
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	481,275
Stone Energy Corp. 7.5% 11/15/22	650,000	671,125
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	1,247,000	1,312,468
7.5% 10/1/18	1,089,000	1,167,953
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (e)	2,030,000	1,796,550
5.25% 5/1/23 (e)	1,280,000	1,241,600
6.375% 8/1/22	311,000	321,885
6.875% 2/1/21	580,000	614,800
7.875% 10/15/18	1,235,000	1,336,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tesoro Corp.:
4.25% 10/1/17	$ 470,000	$ 475,875
5.375% 10/1/22	280,000	267,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (e)	890,000	887,775
WPX Energy, Inc.:
5.25% 1/15/17	725,000	768,500
6% 1/15/22	605,000	603,488
		76,030,701
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 4.875% 6/1/23	620,000	570,400
Environmental - 0.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	750,000	791,250
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	452,213
5.25% 8/1/20	630,000	622,125
Covanta Holding Corp.:
6.375% 10/1/22	811,000	822,919
7.25% 12/1/20	825,000	881,427
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	455,000	457,275
Tervita Corp.:
8% 11/15/18 (e)	2,070,000	2,064,825
9.75% 11/1/19 (e)	1,090,000	959,200
		7,051,234
Food & Drug Retail - 2.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	3,715,000	4,049,350
ESAL GmbH 6.25% 2/5/23 (e)	2,805,000	2,510,475
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	2,705,000	2,556,225
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	365,000	372,300
Rite Aid Corp.:
6.75% 6/15/21 (e)	6,770,000	6,854,625
7.7% 2/15/27	364,000	370,370
9.25% 3/15/20	2,675,000	3,026,094
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	210,500
Sun Merger Sub, Inc. 5.25% 8/1/18 (e)	460,000	461,725
Tops Markets LLC 8.875% 12/15/17 (e)	890,000	983,450
		21,395,114
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 2.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	$ 2,893,000	$ 3,146,138
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,471,000	2,643,970
Constellation Brands, Inc. 3.75% 5/1/21	370,000	342,250
Dean Foods Co. 7% 6/1/16	827,413	906,017
DS Waters of America, Inc. 10% 9/1/21 (e)	620,000	626,200
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	260,000	280,800
H.J. Heinz Co. 6.375% 7/15/28	145,000	145,544
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	844,200
JBS Finance II Ltd. 8.25% 1/29/18 (e)	1,195,000	1,230,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (e)	605,000	611,050
8.25% 2/1/20 (e)	4,220,000	4,399,350
Post Holdings, Inc. 7.375% 2/15/22 (e)	255,000	269,025
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	768,750
		16,214,144
Gaming - 2.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,332,150
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	209,625
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	2,860,000	2,731,300
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	3,225,000	3,096,000
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	460,000	458,850
Graton Economic Development Authority 9.625% 9/1/19 (e)	520,000	574,600
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	403,700
MGM Mirage, Inc.:
6.625% 12/15/21	440,000	446,600
7.5% 6/1/16	470,000	517,000
7.625% 1/15/17	1,725,000	1,914,750
7.75% 3/15/22	660,000	701,250
8.625% 2/1/19	2,610,000	2,929,725
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	259,375
PNK Finance Corp. 6.375% 8/1/21 (e)	1,610,000	1,605,975
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	429,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	$ 2,865,000	$ 2,829,188
7.75% 8/15/20	805,000	899,588
		21,339,101
Healthcare - 7.4%
Alere, Inc.:
6.5% 6/15/20 (e)	2,060,000	2,054,850
7.25% 7/1/18	790,000	853,200
8.625% 10/1/18	400,000	430,500
Community Health Systems, Inc.:
5.125% 8/15/18	775,000	792,438
7.125% 7/15/20	780,000	787,800
8% 11/15/19	6,230,000	6,541,500
Emergency Medical Services Corp. 8.125% 6/1/19	1,690,000	1,827,313
Endo Health Solutions, Inc. 7% 12/15/20	375,000	384,375
Fresenius Medical Care U.S. Finance II, Inc. 6.5% 9/15/18 (e)	335,000	365,150
Grifols, Inc. 8.25% 2/1/18	375,000	405,938
HCA Holdings, Inc. 6.25% 2/15/21	1,045,000	1,047,613
HCA, Inc.:
5.875% 3/15/22	285,000	294,263
5.875% 5/1/23	510,000	497,250
6.5% 2/15/20	2,595,000	2,786,381
7.25% 9/15/20	1,025,000	1,115,969
7.875% 2/15/20	2,290,000	2,470,338
8% 10/1/18	2,000,000	2,255,000
8.5% 4/15/19	1,420,000	1,533,600
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (e)	920,000	933,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	405,000	424,238
IMS Health, Inc. 6% 11/1/20 (e)	440,000	451,550
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	590,000	625,400
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	293,800
Kindred Healthcare, Inc. 8.25% 6/1/19	300,000	315,000
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	990,000	801,900
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	2,065,000	2,059,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22	$ 2,335,000	$ 2,480,938
7.5% 2/15/20	1,430,000	1,555,125
Rotech Healthcare, Inc. 10.75% 10/15/15 (c)	500,000	506,250
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,245,000	1,182,750
8.125% 11/1/18	925,000	996,688
Select Medical Corp. 6.375% 6/1/21 (e)	445,000	420,525
Service Corp. International 4.5% 11/15/20	440,000	426,800
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)	410,000	424,350
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	516,525
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)	3,120,000	2,831,400
4.5% 4/1/21 (e)	220,000	202,400
4.75% 6/1/20	620,000	585,900
6.25% 11/1/18	935,000	987,594
6.75% 2/1/20	665,000	651,700
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	1,055,700
6.75% 8/15/21 (e)	1,035,000	1,066,050
6.875% 12/1/18 (e)	3,535,000	3,747,100
7% 10/1/20 (e)	715,000	750,750
7.25% 7/15/22 (e)	1,100,000	1,166,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	470,000	502,900
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,445,000	2,484,731
VPII Escrow Corp. 7.5% 7/15/21 (e)	1,555,000	1,663,850
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(e)	650,000	195,000
		58,750,030
Homebuilders/Real Estate - 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	625,000	617,188
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,500,000	1,533,750
CB Richard Ellis Services, Inc. 6.625% 10/15/20	710,000	754,375
iStar Financial, Inc.:
3.875% 7/1/16	520,000	517,400
4.875% 7/1/18	445,000	431,650
KB Home:
7.25% 6/15/18	230,000	243,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KB Home: - continued
8% 3/15/20	$ 555,000	$ 600,788
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	700,000
7.875% 2/15/19 (e)	295,000	320,813
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (e)	975,000	967,688
Ryland Group, Inc. 5.375% 10/1/22	140,000	129,500
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,565,050
8.375% 1/15/21	1,695,000	1,898,400
William Lyon Homes, Inc. 8.5% 11/15/20	460,000	487,600
		10,768,002
Hotels - 0.4%
FelCor Lodging LP:
5.625% 3/1/23	775,000	720,750
6.75% 6/1/19	2,265,000	2,372,588
		3,093,338
Leisure - 0.7%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (e)	1,410,000	1,346,550
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,268,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	946,050
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	1,590,000	1,864,275
yankee 7.25% 6/15/16	205,000	229,600
		5,654,475
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,565,000	2,193,075
6.25% 6/1/21	1,710,000	1,432,125
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	222,525
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	484,800
Calcipar SA 6.875% 5/1/18 (e)	235,000	242,344
CONSOL Energy, Inc.:
8% 4/1/17	3,185,000	3,360,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
CONSOL Energy, Inc.: - continued
8.25% 4/1/20	$ 1,675,000	$ 1,775,500
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	420,200
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	2,029,100
8.25% 11/1/19 (e)	1,755,000	1,873,463
Peabody Energy Corp.:
6% 11/15/18	985,000	980,075
7.375% 11/1/16	360,000	402,300
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	390,000	417,300
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)	295,000	295,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	165,600
SunCoke Energy, Inc. 7.625% 8/1/19	530,000	563,125
Walter Energy, Inc. 8.5% 4/15/21 (e)	975,000	765,375
		17,622,082
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	328,350
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	385,950
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,626,500
		3,340,800
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	195,000	205,725
Restaurants - 0.6%
DineEquity, Inc. 9.5% 10/30/18	2,030,000	2,258,375
Landry's Acquisition Co. 9.375% 5/1/20 (e)	775,000	826,344
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	575,000	608,063
Playa Resorts Holding BV 8% 8/15/20 (e)	460,000	469,200
Roadhouse Financing, Inc. 10.75% 10/15/17	440,000	405,350
		4,567,332
Services - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	325,000	333,125
Air Lease Corp. 4.75% 3/1/20	205,000	204,488
APX Group, Inc.:
6.375% 12/1/19 (e)	2,715,000	2,558,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
APX Group, Inc.: - continued
8.75% 12/1/20 (e)	$ 300,000	$ 295,500
ARAMARK Corp. 5.75% 3/15/20 (e)	870,000	887,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7642% 5/15/14 (g)	570,000	570,006
5.5% 4/1/23	440,000	409,750
Corrections Corp. of America:
4.125% 4/1/20	1,005,000	944,700
4.625% 5/1/23	1,080,000	1,003,050
Hertz Corp.:
5.875% 10/15/20	685,000	702,981
6.25% 10/15/22	625,000	635,938
Laureate Education, Inc. 9.25% 9/1/19 (e)	2,226,000	2,404,080
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	745,000	763,625
The Geo Group, Inc.:
5.125% 4/1/23 (e)	300,000	276,000
6.625% 2/15/21	235,000	245,575
7.75% 10/15/17	240,000	249,600
United Rentals North America, Inc.:
5.75% 7/15/18	455,000	485,713
6.125% 6/15/23	380,000	374,300
		13,344,719
Shipping - 1.6%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	476,613
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	805,000	841,225
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,290,000	3,421,600
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,095,000	2,986,675
8.875% 11/1/17	2,325,000	2,420,906
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	440,000	475,200
Teekay Corp. 8.5% 1/15/20	825,000	891,000
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	720,000	768,600
		12,281,819
Steel - 0.7%
Commercial Metals Co. 4.875% 5/15/23	895,000	809,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steel - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	$ 4,035,000	$ 3,934,125
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (e)	435,000	444,788
		5,188,888
Super Retail - 2.8%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,336,000	3,427,773
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	760,000	756,200
7.75% 6/1/20 (e)	1,435,000	1,427,825
8.875% 3/15/19	195,000	209,625
9% 3/15/19 (e)	4,500,000	5,011,875
CST Brands, Inc. 5% 5/1/23 (e)	125,000	118,750
J. Crew Group, Inc. 8.125% 3/1/19	970,000	1,020,925
Limited Brands, Inc.:
6.625% 4/1/21	1,425,000	1,514,063
7% 5/1/20	605,000	663,988
Office Depot, Inc. 9.75% 3/15/19 (e)	460,000	542,800
Sally Holdings LLC 6.875% 11/15/19	540,000	588,600
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	4,390,000	4,620,475
Sonic Automotive, Inc. 5% 5/15/23	130,000	120,250
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)	1,195,000	1,156,163
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (e)	920,000	924,600
		22,103,912
Technology - 4.9%
Avaya, Inc.:
7% 4/1/19 (e)	3,505,000	3,207,075
9% 4/1/19 (e)	820,000	787,200
10.5% 3/1/21 (e)	7,148,138	5,521,937
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	3,170,000	3,209,625
BMC Software, Inc. 7.25% 6/1/18	360,000	366,016
CDW LLC/CDW Finance Corp.:
8% 12/15/18	360,000	395,100
8.5% 4/1/19	2,040,000	2,241,450
Ceridian Corp.:
8.875% 7/15/19 (e)	335,000	376,875
11.25% 11/15/15	180,000	182,250
CommScope, Inc. 8.25% 1/15/19 (e)	465,000	506,850
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,080,000	1,036,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
6.75% 11/1/20 (e)	$ 990,000	$ 1,012,275
7.375% 6/15/19 (e)	1,030,000	1,068,625
8.25% 1/15/21 (e)	1,212,000	1,239,270
8.75% 1/15/22 pay-in-kind (e)(g)	710,000	733,075
10.625% 6/15/21 (e)	450,000	447,188
12.625% 1/15/21	1,065,000	1,151,531
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (e)	1,545,000	1,668,600
10.125% 3/15/18 (e)	560,000	604,800
Infor US, Inc. 9.375% 4/1/19	415,000	461,688
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	88,550
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,650,000	1,571,625
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	880,000	850,300
5.75% 3/15/23 (e)	470,000	462,950
Radio Systems Corp. 8.375% 11/1/19 (e)	395,000	427,588
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,611,750
Sensata Technologies BV 4.875% 10/15/23 (e)	535,000	493,538
Serena Software, Inc. 10.375% 3/15/16	168,000	165,480
Spansion LLC 7.875% 11/15/17	710,000	733,075
SunGard Data Systems, Inc. 6.625% 11/1/19	1,100,000	1,116,500
VeriSign, Inc. 4.625% 5/1/23 (e)	695,000	649,825
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	953,175
WEX, Inc. 4.75% 2/1/23 (e)	395,000	359,450
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,535,000	2,718,788
		38,420,824
Telecommunications - 7.6%
Altice Financing SA 7.875% 12/15/19 (e)	350,000	369,425
Altice Finco SA 9.875% 12/15/20 (e)	1,340,000	1,440,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,176,000
Cricket Communications, Inc. 7.75% 10/15/20	760,000	863,550
Crown Castle International Corp. 5.25% 1/15/23	885,000	836,325
Digicel Group Ltd. 6% 4/15/21 (e)	3,315,000	3,198,975
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	860,000	806,250
Dycom Investments, Inc. 7.125% 1/15/21	535,000	563,088
Frontier Communications Corp. 8.5% 4/15/20	1,560,000	1,704,300
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	3,340,000	3,097,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
6.625% 12/15/22 (e)	$ 100,000	$ 99,750
6.625% 12/15/22 (e)	3,345,000	3,336,638
7.25% 4/1/19	1,710,000	1,833,975
7.5% 4/1/21	2,420,000	2,613,600
Intelsat Luxembourg SA:
6.75% 6/1/18 (e)	675,000	698,625
7.75% 6/1/21 (e)	7,350,000	7,570,500
8.125% 6/1/23 (e)	1,600,000	1,672,000
Level 3 Communications, Inc. 8.875% 6/1/19	485,000	517,738
Level 3 Financing, Inc. 7% 6/1/20	675,000	680,063
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	1,310,000	1,306,725
6.625% 11/15/20	1,705,000	1,768,938
6.625% 4/1/23 (e)	1,310,000	1,300,175
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	387,963
NeuStar, Inc. 4.5% 1/15/23	510,000	466,650
NII Capital Corp. 7.625% 4/1/21	335,000	256,275
NII International Telecom S.C.A.:
7.875% 8/15/19 (e)	670,000	631,475
11.375% 8/15/19 (e)	450,000	483,750
SBA Communications Corp. 5.625% 10/1/19	445,000	437,213
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	7,807,341
Sprint Nextel Corp.:
6% 11/15/22	1,015,000	949,025
9% 11/15/18 (e)	465,000	542,888
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (e)	670,000	676,700
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,618,500
ViaSat, Inc. 6.875% 6/15/20	870,000	911,325
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,295,400
11.75% 7/15/17 (e)	2,195,000	2,293,775
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	3,641,344	3,666,277
		59,879,547
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (e)	670,000	675,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Hanesbrands, Inc. 6.375% 12/15/20	$ 2,160,000	$ 2,332,800
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	235,000	232,063
		3,239,888
TOTAL NONCONVERTIBLE BONDS		662,553,408
TOTAL CORPORATE BONDS (Cost $644,921,047)		665,704,019
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g) (Cost $81,462)	122,980	63,950
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.0%
CIT Group, Inc. (a)	10,891	521,352
Building Materials - 0.2%
Nortek, Inc. (a)	20,980	1,404,611
Paper - 0.2%
NewPage Corp.	17,684	1,503,140
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	64,390
Class B (a)	254	21,435
		85,825
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	78,000	712,920
TOTAL COMMON STOCKS (Cost $8,572,572)		4,227,848
Preferred Stocks - 1.9%
	Shares	Value
Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,866	$ 3,091,984
Huntington Bancshares, Inc. 8.50%	3,170	3,946,650
		7,038,634
Electric Utilities - 0.0%
PPL Corp. 8.75%	6,900	369,702
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,431,625
TOTAL CONVERTIBLE PREFERRED STOCKS		8,839,961
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	3,781	3,544,688
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	103,471	2,743,016
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,287,704
TOTAL PREFERRED STOCKS (Cost $12,708,283)		15,127,665
Floating Rate Loans - 8.1%
	Principal Amount
Automotive - 0.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (g)	$ 95,000	95,000
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (g)	264,326	267,630
Federal-Mogul Corp.:
Tranche B, term loan 2.1269% 12/27/14 (g)	1,303,434	1,274,107
Tranche C, term loan 2.1275% 12/27/15 (g)	665,017	650,054
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (g)	209,475	209,999
		2,496,790
Cable TV - 1.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (g)	3,166,982	3,166,982
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (g)	625,000	618,750
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (g)	$ 1,069,738	$ 1,071,963
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 4.25% 7/17/17 (g)	897,750	902,239
Tranche B, term loan 4.75% 4/1/19 (g)	1,660,650	1,668,953
		7,428,887
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (g)	2,525,000	2,512,375
Rexnord LLC Tranche B, term loan 4% 8/21/20 (g)	1,840,000	1,819,300
SRAM LLC. Tranche B, term loan 4.0183% 4/4/20 (g)	757,160	752,428
		5,084,103
Chemicals - 0.4%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (g)	810,000	816,075
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (g)	444,449	442,227
MacDermid, Inc.:
Tranche 2LN, term loan 7.75% 12/7/20 (g)	450,000	454,500
Tranche B 1LN, term loan 4% 6/7/20 (g)	160,000	160,000
OXEA Finance LLC Tranche B 1LN, term loan 4.25% 1/15/20 (g)	1,070,000	1,070,000
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (g)	90,000	90,675
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (g)	418,950	422,616
		3,456,093
Consumer Products - 0.0%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (g)	140,000	138,950
Diversified Financial Services - 0.1%
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (g)	738,150	743,686
Diversified Media - 0.1%
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (g)	385,000	384,038
Tranche DD, term loan 3.75% 7/1/20 (g)	135,000	134,663
		518,701
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (g)	1,970,000	1,952,763
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Construction Finance Co. LP: - continued
Tranche B 2LN, term loan 3.25% 1/31/22 (g)	$ 265,000	$ 262,681
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/21/19 (g)	175,000	175,656
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	680,000	680,884
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	395,000	395,988
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (g)	681,575	679,871
TXU Energy LLC Tranche B, term loan 4.7118% 10/10/17 (g)	833,139	563,410
		4,711,253
Energy - 0.0%
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	160,000	160,800
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (g)	588,525	587,789
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (g)	80,000	82,100
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (g)	149,143	149,516
		231,616
Food/Beverage/Tobacco - 0.2%
Arysta Lifescience SPC LLC Tranche B 1LN, term loan 4.5% 5/29/20 (g)	280,000	279,300
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (g)	170,000	169,575
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (g)	690,000	695,175
		1,144,050
Gaming - 0.0%
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (g)	190,000	191,188
Healthcare - 0.3%
Community Health Systems, Inc. term loan 3.7609% 1/25/17 (g)	381,766	382,720
HCA, Inc.:
Tranche B 4LN, term loan 2.9321% 5/1/18 (g)	984,625	985,905
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.: - continued
Tranche B 5LN, term loan 3.0256% 3/31/17 (g)	$ 1,108,794	$ 1,110,235
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (g)	30,000	30,000
Tranche B 1LN, term loan 5.25% 7/3/19 (g)	40,000	40,050
		2,548,910
Homebuilders/Real Estate - 0.3%
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (g)	2,558,588	2,580,975
Hotels - 0.0%
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 4.25% 6/27/20 (g)	215,000	217,150
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (g)	927,675	885,930
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 8/21/19 (g)	145,000	145,181
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (g)	5,299,950	5,319,825
		6,350,936
Paper - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/2/19 (g)	304,238	306,519
Restaurants - 0.0%
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (g)	100,000	100,125
Services - 0.2%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (g)	315,000	317,363
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (g)	688,251	689,111
ServiceMaster Co. term loan 4.25% 1/31/17 (g)	721,375	696,127
		1,702,601
Super Retail - 0.7%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (g)	1,050,000	1,027,688
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (g)	4,067,833	4,062,748
		5,090,436
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 2.2%
Avaya, Inc. Tranche B 3LN, term loan 4.7621% 10/26/17 (g)	$ 1,924,675	$ 1,703,337
BMC Software Finance, Inc. Tranche B, term loan 5% 8/9/20 (g)	3,810,000	3,810,000
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan:
3.5% 4/29/20 (g)	3,426,413	3,383,582
3.5% 4/29/20 (g)	100,000	98,750
First Data Corp. term loan:
4.1841% 3/24/17 (g)	690,000	683,100
4.1841% 3/24/18 (g)	4,784,895	4,737,046
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (g)	1,595,000	1,581,044
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9359% 2/28/17 (g)	263,682	264,341
Tranche E, term loan 4% 3/8/20 (g)	683,288	690,974
		16,952,174
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (g)(h)	110,000	107,800
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (g)	545,554	540,098
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (g)	350,000	350,000
		997,898
TOTAL FLOATING RATE LOANS (Cost $63,074,531)		63,741,630
Preferred Securities - 0.1%

Banks & Thrifts - 0.1%
Bank of America Corp. 8.125% (f)(g) (Cost $679,863)	685,000	763,135
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $33,463,072)	33,463,072	$ 33,463,072
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $763,500,830)		783,091,319
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,817,962
NET ASSETS - 100%		$ 790,909,281
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,448,439 or 38.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $7,602 and $7,450, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,532
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,431,625	-	1,431,625	-
Financials	13,847,690	10,303,002	3,544,688	-
Industrials	1,490,436	1,404,611	-	85,825
Materials	1,503,140	-	-	1,503,140
Telecommunication Services	712,920	-	-	712,920
Utilities	369,702	-	369,702	-
Corporate Bonds	665,704,019	-	665,704,019	-
Commercial Mortgage Securities	63,950	-	-	63,950
Floating Rate Loans	63,741,630	-	63,741,630	-
Preferred Securities	763,135	-	763,135	-
Money Market Funds	33,463,072	33,463,072	-	-
Total Investments in Securities:	$ 783,091,319	$ 45,170,685	$ 735,554,799	$ 2,365,835
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.8%
Luxembourg	5.4%
Canada	1.6%
Cayman Islands	1.6%
Marshall Islands	1.3%
Australia	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $730,037,758)	$ 749,628,247
Fidelity Central Funds (cost $33,463,072)	33,463,072
Total Investments (cost $763,500,830)		$ 783,091,319
Cash		1,105,804
Receivable for investments sold		489,382
Interest receivable		13,615,697
Distributions receivable from Fidelity Central Funds		3,154
Total assets		798,305,356

Liabilities
Payable for investments purchased	$ 7,391,881
Distributions payable	78
Other payables and accrued expenses	4,116
Total liabilities		7,396,075

Net Assets		$ 790,909,281
Net Assets consist of:
Paid in capital		$ 771,318,792
Net unrealized appreciation (depreciation) on investments		19,590,489
Net Assets, for 6,917,247 shares outstanding		$ 790,909,281
Net Asset Value, offering price and redemption price per share ($790,909,281 ÷ 6,917,247 shares)		$ 114.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 1,067,877
Interest		51,247,085
Income from Fidelity Central Funds		79,532
Total income		52,394,494

Expenses
Custodian fees and expenses	$ 14,565
Independent directors' compensation	4,915
Total expenses before reductions	19,480
Expense reductions	(5,902)	13,578
Net investment income (loss)		52,380,916
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,543,285
Change in net unrealized appreciation (depreciation) on investment securities		(13,608,361)
Net gain (loss)		(2,065,076)
Net increase (decrease) in net assets resulting from operations		$ 50,315,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,380,916	$ 54,264,198
Net realized gain (loss)	11,543,285	9,160,717
Change in net unrealized appreciation (depreciation)	(13,608,361)	34,359,292
Net increase (decrease) in net assets resulting from operations	50,315,840	97,784,207
Distributions to partners from net investment income	(48,345,977)	(48,164,874)
Reinvestment of distributions	48,345,049	48,163,887
Net increase (decrease) in net assets resulting from share transactions	48,345,049	48,163,887
Total increase (decrease) in net assets	50,314,912	97,783,220

Net Assets
Beginning of period	740,594,369	642,811,149
End of period	$ 790,909,281	$ 740,594,369
Other Affiliated Information Shares
Issued in reinvestment of distributions	416,172	439,904
Net increase (decrease)	416,172	439,904

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 113.92	$ 106.05	$ 105.40	$ 94.45	$ 98.62
Income from Investment Operations
Net investment income (loss) B	7.828	8.659	9.048	9.362	8.623
Net realized and unrealized gain (loss)	(.180)	6.901	(.660)	9.337	(5.390)
Total from investment operations	7.648	15.560	8.388	18.699	3.233
Distributions to partners from net investment income	(7.228)	(7.690)	(7.738)	(7.749)	(7.403)
Net asset value, end of period	$ 114.34	$ 113.92	$ 106.05	$ 105.40	$ 94.45
Total Return A	6.79%	15.22%	7.88%	20.25%	4.83%
Ratios to Average Net Assets C, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	6.73%	7.93%	8.18%	9.08%	10.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,909	$ 740,594	$ 642,811	$ 531,596	$ 465,555
Portfolio turnover rate D	42%	36%	43%	65%	57%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 39,589,791
Gross unrealized depreciation	(16,001,071)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,588,720

Tax Cost	$ 759,502,599

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $380,252,964 and $302,269,442, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,915.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $987.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropolous, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$48,000	$-	$6,500	$500
Fidelity Specialized High Income Central Fund	$56,000	$-	$8,200	$500

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$47,000	$-	$6,100	$400
Fidelity Specialized High Income Central Fund	$55,000	$-	$8,200	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A
Deloitte Entities	$1,990,000	$1,830,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013